Warrant Derivative Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Warrant Derivative Liabilities

Note 10 – Warrant Derivative Liability

As of March 31, 2013 and December 31, 2012, warrant derivative financial instruments consisted of 1,720,334 warrants issued under the warrant agreements dated November 2010 in connection with a $60 million term loan facility. The fair value of the warrants as of March 31, 2013 was $0.98 per warrant (December 31, 2012: $3.18 per warrant).

These warrant agreements include provisions wherein we may be required to settle the warrant agreement by transferring assets. Consequently, these warrants must be treated as a derivative liability, bifurcated from the host instrument, and recorded at fair value at each reporting date. In the occurrence of a fundamental change, we are required to repurchase the Warrants at the higher of (1) the fair market value of the warrant and (2) a valuation based on a computation of the option value of the Warrant using the Black-Scholes calculation method using the assumptions described in the Warrant Agreement. A fundamental change is defined as “the occurrence of one of the following events: a) a person or group becomes the direct or indirect owner of more than 50% of the voting power of the outstanding common stock, b) a merger event or similar transaction in which the majority owners before the transaction fail to own a majority of the voting power of the Company after the transaction, and c) approval of a plan of liquidation or dissolution of the Company or sale of all or substantially all of the Company’s assets.

All our warrant derivative contracts are recorded at fair value and are classified as warrant derivative liability on the consolidated condensed balance sheet. The following table summarizes the effect on our income (loss) associated with changes in the fair values of our warrant derivative financial instruments:

	Three Months Ended March 31
	2013	2012
	(in thousands)
Warrants	$3,785	$432

Note 10 – Warrant Derivative Liabilities

As of December 31, 2012, warrant derivative financial instruments consisted of 1,720,334 warrants (2011: 1,602,007 warrants) issued under the warrant agreements dated November 2010 in connection with a $60 million term loan facility (see Note 9 – Stock-Based Compensation and Stock Purchase Plans, Common Stock Warrants). The fair value of the warrants as of December 31, 2012 was $3.18 per warrant (2011: $3.04 per warrant).

These warrant agreements include provisions wherein we may be required to settle the warrant agreement by transferring assets. Consequently, under ASC 480-10-25-8, these warrants must be treated as a derivative liability, bifurcated from the host instrument, and recorded at fair value at each reporting date. In the occurrence of a fundamental change, we are required to repurchase the Warrants at the higher of (1) the fair market value of the warrant and (2) a valuation based on a computation of the option value of the Warrant using the Black-Scholes calculation method using the assumptions described in the Warrant Agreement. A fundamental change is defined as “the occurrence of one of the following events: a) a person or group becomes the direct or indirect owner of more than 50% of the voting power of the outstanding common stock, b) a merger event or similar transaction in which the majority owners before the transaction fail to own a majority of the voting power of the Company after the transaction, and c) approval of a plan of liquidation or dissolution of the Company or sale of all or substantially all of the Company’s assets.”

All our warrant derivative contracts are recorded at fair value and are located in the balance sheet as warrant derivative liability. The following table summarizes the effect on our income (loss) associated with changes in the fair values of our derivative financial instruments:

	December 31,
	2012	2011
	(in thousands)
Unrealized gain (loss) on warrant derivatives	$(600)	$9,786